RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Aug. 20, 2021	May 05, 2021
Related Party Transaction [Line Items]
Notes receivable, related party – current portion	$ 655,689	$ 551,726
Accrued interest	142,493	24,773
Fogdog Energy Solutions Inc [Member]
Related Party Transaction [Line Items]
Notes receivable, related party – current portion	1,250,000	1,250,000	$ 850,000	$ 400,000
Accrued interest	142,493
James Geiskopf [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	6,302	0
Cameron Chell [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	567	30,000
Scott Gallagher [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	10,000	0
Swapan Kakumanu [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	1,688	20,000
Swapan Kakumanu [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	$ 25,000	$ 25,000